SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
Note 16: Subsequent Events
The Company has evaluated the period subsequent to December 31, 2022 through the date of issuance for material events that did not exist at the balance sheet date but arose after that date. Based upon this review, other than as described in these financial statements within Note 4, Debt, and Note 15, Business Combination, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the financial statements.

Tailwind Acquisition Corp [Member]
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 9, 2023, the Company drew an aggregate $75,000 (the “Extension Funds”), pursuant to the Promissory Note, dated September 9, 2022, between the Company and the Sponsor, which Extension Funds deposited into the Company’s Trust Account for its public shareholders. This deposit enabled the Company to extend the date by which it must complete its initial business combination from January 9, 2023 to February 9, 2023 (the “Extension”). The Extension is the first of two one-month
extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.
On January 31, 2023, the Company completed its Business Combination with Nuburu and the total outstanding balance under the Note of $675,000 was repaid on February 1, 2023.